UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

                                                        NUMBER OF
CAUSEWAY INTERNATIONAL VALUE FUND                         SHARES        VALUE
---------------------------------                      -----------   -----------
COMMON STOCK
CANADA -- 4.6%
   Manulife Financial Corp.++                            1,419,638   $    24,652
   Precision Drilling Trust                              4,584,252        22,040
   TELUS Corp., Class A                                  1,174,714        30,310
                                                                     -----------
                                                                          77,002
                                                                     -----------
FRANCE -- 14.2%
   AXA SA                                                2,056,471        38,614
   BNP Paribas SA                                          390,679        25,338
   France Telecom SA+                                    1,358,349        30,782
   Sanofi-Aventis SA+                                      410,401        24,097
   Technip SA                                            1,366,200        66,844
   Vinci SA                                              1,158,706        51,971
                                                                     -----------
                                                                         237,646
                                                                     -----------
GERMANY -- 12.3%
   Bayer AG                                                453,760        24,320
   Deutsche Post AG                                      1,719,315        22,386
   E.ON AG                                               1,635,768        57,851
   Linde AG                                                527,985        43,261
   Siemens AG                                              839,325        57,861
                                                                     -----------
                                                                         205,679
                                                                     -----------
GREECE -- 1.9%
   OPAP SA                                               1,160,319        30,915
                                                                     -----------
HONG KONG -- 1.8%
   Yue Yuen Industrial Holdings Ltd.+                   12,524,533        29,511
                                                                     -----------
IRELAND -- 2.0%
   C&C Group PLC                                         5,314,702        17,738
   Smurfit Kappa Group PLC+                              3,012,955        16,266
                                                                     -----------
                                                                          34,004
                                                                     -----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

                                                        NUMBER OF
CAUSEWAY INTERNATIONAL VALUE FUND                         SHARES        VALUE
---------------------------------                      -----------   -----------
JAPAN -- 17.4%
   Fanuc Ltd.                                              617,900   $    49,771
   Haseko Corp.                                         11,226,000        11,653
   Honda Motor Co. Ltd.                                    665,700        18,380
   Mitsubishi Gas Chemical Co. Inc.                      4,316,000        23,654
   Mitsubishi UFJ Financial Group Inc.                   5,230,600        32,467
   Sankyo Co. Ltd.                                         602,700        32,218
   Shin-Etsu Chemical Co. Ltd.                             551,700        25,655
   SMC Corp.                                               146,200        15,767
   Sony Financial Holdings Inc.+                            13,100        36,265
   Tokyo Electron Ltd.                                     910,400        44,131
                                                                     -----------
                                                                         289,961
                                                                     -----------
NETHERLANDS -- 9.0%
   Akzo Nobel NV                                         1,041,903        45,819
   ASML Holding NV                                       1,919,745        41,485
   Reed Elsevier NV                                      2,240,531        24,642
   TNT NV                                                1,993,428        38,702
                                                                     -----------
                                                                         150,648
                                                                     -----------
NORWAY -- 1.9%
   Aker Kvaerner ASA                                     3,929,850        32,447
                                                                     -----------
SINGAPORE -- 1.7%
   Singapore Airlines Ltd.                               3,073,000        28,232
                                                                     -----------
SOUTH KOREA -- 2.2%
   Hyundai Heavy Industries                                245,704        36,783
                                                                     -----------
SPAIN -- 3.5%
   Enagas                                                  726,582        14,280
   Telefonica SA                                         1,919,904        43,400
                                                                     -----------
                                                                          57,680
                                                                     -----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

                                                        NUMBER OF
CAUSEWAY INTERNATIONAL VALUE FUND                         SHARES        VALUE
---------------------------------                      -----------   -----------
SWEDEN -- 2.3%
   Telefonaktiebolaget LM Ericsson, Class B              3,883,933   $    38,116
                                                                     -----------
SWITZERLAND -- 8.8%
   Compagnie Financiere Richemont SA                     1,586,941        32,981
   Novartis AG                                             643,068        26,066
   Roche Holding AG                                        221,973        30,175
   UBS AG                                                2,239,225        27,390
   Zurich Financial Services AG                            173,097        30,493
                                                                     -----------
                                                                         147,105
                                                                     -----------
UNITED KINGDOM -- 13.2%
   Aviva PLC                                             6,143,779        34,516
   BAE Systems PLC                                       4,759,048        26,501
   British Airways PLC                                   1,361,606         2,793
   British American Tobacco PLC                          1,126,738        31,011
   HSBC Holdings PLC                                     3,517,321        29,797
   Michael Page International PLC                        2,746,141        10,763
   Rio Tinto PLC                                           362,415        12,550
   Rolls-Royce Group PLC                                 1,418,414         8,435
   Royal Dutch Shell PLC, Class B                          906,689        22,762
   Stolt-Nielsen SA                                        341,470         3,703
   Vodafone Group PLC                                   19,071,522        36,771
                                                                     -----------
                                                                         219,602
                                                                     -----------
TOTAL COMMON STOCK
   (COST $2,030,639) -- 96.8%                                          1,615,331
                                                                     -----------
RIGHTS
UNITED KINGDOM -- 0.1%
   Rio Tinto
      Expires 07/01/09(1)                                  190,267         2,185
                                                                     -----------
TOTAL RIGHTS
   (COST $1,128) -- 0.1%                                                   2,185
                                                                     -----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

                                                        NUMBER OF
CAUSEWAY INTERNATIONAL VALUE FUND                         SHARES        VALUE
---------------------------------                      -----------   -----------
SHORT-TERM INVESTMENT
   Dreyfus Treasury Prime Cash Management, 0.010%**     41,050,122   $    41,050
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
   (COST $41,050) -- 2.5%                                                 41,050
                                                                     -----------
TOTAL INVESTMENTS -- 99.4%
   (COST $2,072,817)                                                   1,658,566
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                              10,565
                                                                     -----------
NET ASSETS -- 100.0%                                                 $ 1,669,131
                                                                     ===========

*    Except for share data.

**   The rate shown represents the 7-day effective yield as of June 30, 2009.

(1)  Non-income producing security.

+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally in offshore transactions on foreign exchanges or to qualified institutional buyers.

++ Resales of portions of these securities are subject to Regulation D under the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, including offshore transactions on foreign exchanges.

At June 30, 2009, the tax basis cost of the Fund's investments was $2,072,817 and the unrealized appreciation and depreciation were $96,251 and $(510,502), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

The Following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investments in Securities     Level 1    Level 2   Level 3     Total
-------------------------   ----------   -------   -------   ----------
Common Stock                $1,615,331     $--       $--     $1,615,331
Rights                           2,185      --        --          2,185
Short-Term Investment           41,050      --        --         41,050
                            ----------     ---       ---     ----------
Total Investments in
   Securities               $1,658,566     $--       $--     $1,658,566
                            ==========     ===       ===     ==========

CCM-QH-001-1000

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Causeway Capital Management Trust


By (Signature and Title)* /s/ Turner Swan
                          ----------------------------------
                          Turner Swan, President

Date: August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Turner Swan
                          ----------------------------------
                          Turner Swan, President

Date: August 17, 2009


By (Signature and Title)* /s/ Michael Lawson
                          ----------------------------------
                          Michael Lawson, Treasurer

Date: August 17, 2009

* Print the name and title of each signing officer under his or her signature.